Annual Total Returns - BlackRock LifePath Dynamic 2045 Fund (Class K) [BarChart] - Class K - BlackRock LifePath Dynamic 2045 Fund - Class K Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(2.08%)
Annual Return 2012	15.72%
Annual Return 2013	19.11%
Annual Return 2014	5.80%
Annual Return 2015	(2.04%)
Annual Return 2016	8.38%
Annual Return 2017	22.58%
Annual Return 2018	(7.99%)
Annual Return 2019	26.67%
Annual Return 2020	14.54%